OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2011
OTHER REAL ESTATE OWNED

NOTE 6 - OTHER REAL ESTATE OWNED

Transactions in other real estate owned for the years ended December 31, 2011 and 2010 are summarized below:

	December 31,
	2011	2010
Balance, beginning of year	$2,764,189	$340,000
Additions	1,706,317	2,491,189
Write downs	(164,864)	-
Sales	(1,015,565)	(67,000)
Balance, end of year	$3,290,077	$2,764,189

The Company recognized a net gain of $96,084 and a net loss of $17,000 on the sale of other real estate owned for the year ended December 31, 2011 and 2010, respectively.

Other real estate owned expense for 2011 and 2010 was $240,341 and $67,666, respectively, which includes gains and losses on sales.